                                                               [GRAPHIC OMITTED]



1999 ANNUAL SHAREHOLDER REPORT
------------------------------
Delaware Diversified Value Fund
Delaware Mid-Cap Value Fund
Delaware Retirement Income Fund
Delaware Small Cap Contrarian Fund

December 7, 1999

Dear Shareholder:

Recap of events--The U.S. stock market has provided considerable capital appreciation since the start of your Fund's fiscal year on December 1, 1998. Initially, there were concerns about the effect of economic crises in Asia, Russia, Japan and Latin America. Brighter days soon followed, however, as the Federal Reserve lowered interest rates three times in the autumn of 1998.

In December 1998, investments had just started to bounce back from the financial losses suffered in the summer and fall of 1998. Since that time, the stock market has gone on to recover in dramatic fashion. The Dow Jones Industrial Average closed above both the 10,000 and 11,000 marks for the first time in the spring of 1999. Low inflation enabled the Federal Reserve Board to keep interest rates low and the U.S. stock market moved steadily higher.

However, the success of the stock market in the spring of 1999 heightened inflationary concerns. The Federal Reserve responded by raising interest rates by 0.25% on June 30th, August 24th and November 16th. These three increases took back the three quarter-point reductions made in the fall of 1998 in response to the global financial crisis and returned the rate to its level of 14 months ago.

In spite of the brightening domestic economic landscape in fiscal 1999, "value" investments--stocks or bonds that appear to be selling for less than their true worth--took a back seat to more expensive "growth" investments. Investors seemed willing to pay higher prices for stocks of companies with faster growing and more reliable earnings. This is a key reason why Delaware Diversified Value Fund, Mid-Cap Value Fund, Retirement Income Fund and Small-Cap Contrarian Fund, which have a strong value approach in some cases lagged their benchmarks in some cases for the one-year period ended November 30, 1999.

Delaware Diversified Value Fund, which seeks capital appreciation with current income as a secondary objective, performed well during fiscal 1999. The Fund provided a 10.30% return (Institutional Class shares with distributions reinvested) for the one-year period ended November 30, 1999, significantly outpacing the +6.59% average return of its peers in the Lipper Multi-Cap Fund Average according to Lipper Analytical Services.

This Fund has a value orientation--focusing on large capitalization stocks that the management team believes are undervalued in price and will eventually be recognized by the market. In order to achieve its investment objective, Delaware Diversified Value Fund first employs quantitative analysis and then fundamental analysis. From an initial investment universe of 1,000 companies, the management team uses proprietary quantitative models to distill potential investments to 250 companies that then become candidates for fundamental research. These 250 stocks are eventually weeded down to 100-125 stocks that are considered excellent candidates for your Fund. This past year, this stringent value investment discipline helped your Fund outperform its peers and resulted in 138 total holdings as of November 30, 1999.

Delaware Mid-Cap Value Fund did not benefit from the recent market conditions to the extent of the other Funds covered in this report. The Fund had a -7.30% return (Institutional Class shares with distributions reinvested) since its inception on December 29, 1998. Unfortunately, Delaware Mid-Cap Value Fund also underperformed its benchmarks, the Russell Mid-Cap Value Index and the Lipper Mid-Cap Value Funds Average. Your Fund's largest sector weighting for this fiscal year was Banking, Finance & Insurance. Although these companies fared well early in 1999, they suffered towards the middle of the year when the Federal Reserve Board raised interest rates. Financial stocks are credit sensitive and typically suffer in a rising interest rate environment. This poor performance by these holdings added significantly to your Fund's negative return for the year.

One of your Fund's stand-out performers for the year was Zale Corp., a jewelry retailer that operates the Zale's, Gordon's Jewelers and Bailey, Banks & Biddle chains in shopping malls. Zale Corp. was your Fund's second largest holding at 2.68% of total assets and provided a positive return with strong holiday season sales to end fiscal 1999.

Despite Delaware Mid-Cap Value Fund's negative return for this past year, we see future potential in medium-sized companies, those with a market capitalization between $1 billion and $9 billion. Mid-sized companies are, in our opinion, large enough to be established as successful businesses, yet small enough that we see attractive growth potential.

Delaware Retirement Income Fund, which seeks to achieve high current income with the potential for capital appreciation, returned +3.14% (for Class A shares at net asset value with distributions reinvested) for the period. This return nearly matched the performance of its peers in the Lipper Income Fund Average (according to Lipper Analytical Services). Your Fund's objective is to achieve high current income with the potential for capital appreciation. The management team attempts to meet this objective by investing in a combination of income generating equity securities and debt securities, including dividend paying common stocks, securities of real estate investment trusts, preferred stocks, warrants, rights, convertible securities, investment grade bonds and foreign equity and fixed-income securities, among several others.

This past fiscal year, Delaware Retirement Income Fund invested substantially in the Banking, Finance & Insurance sector (at 17.85% of total assets) and also Computers & Technology (7.49% of total assets). Its investment in Computers & Technology particularly helped the Fund deliver positive returns for the fiscal year and outpace the return of its peers.

One of our newest Funds, Delaware Small Cap Contrarian Fund, took advantage of attractive opportunities that abound in small-cap company stocks. This Fund seeks to provide long-term capital appreciation by investing in small company stocks that we believe to be undervalued. Since its inception on December 29, 1998, the Fund returned +8.24% (Institutional Class shares with distributions reinvested), outperforming the average returns of its peers in the Lipper Small-Cap Fund Average (according to Lipper Analytical Services), but not its benchmark index, the Russell 2000 Index.

Your Fund held 72 stocks this past year and its top sector was Banking, Finance & Insurance. One of Delaware Small Cap Contrarian Fund's top ten holdings was NFO Worldwide, a consulting company that provides research-based marketing information, brand tracking and counsel to businesses on a global basis. NFO finished its fiscal year with its stock at an all-time high and provided a positive return for your Fund.

Market Outlook--Looking ahead to the first half of fiscal 2000, we believe that if U.S. equity market appreciation broadens to include more small and undervalued companies, these four Delaware Funds have the potential to benefit. We believe such changes should put Delaware Investments' value-style funds in an attractive position for even stronger performance going forward. At this time, we think there is room for continued optimism for the stock market.

Sincerely,



/s/  Wayne A. Stork
-------------------------------------
Wayne A. Stork
Chairman,
Delaware Investments Family of Funds


/s/  David K. Downes
-------------------------------------
David K. Downes
President and Chief Executive Officer
Delaware Investments Family of Funds

Fund Performance (page 2)

Average Annual Total Returns
For Periods Ended November 30, 1999

                                                                         One Year Ended                       Lifetime
                                                                        November 30, 1999

Delaware Diversified Value Fund Institutional Class (Est. 9/15/98)       +10.30%                            +20.78%
Lipper Multi-Cap Value Fund Average                                      +6.59% (487 funds)                 +17.02% (478 funds)
Standard & Poor's 500 Stock Index                                        +19.37%                            +30.63%

Delaware Mid-Cap Value Fund Institutional Class (Est. 12/29/98)                                             -7.30%
Lipper Mid-Cap Value Funds Average                                                                          +2.25% (205 funds)
Russell Mid-Cap Value Index                                                                                 -2.71%

Delaware Retirement Income Fund A Class (Est. 12/2/96)                   +3.14%                             +13.41%
Lipper Income Funds Average                                              +4.13% (90 funds)                  +7.60% (90 funds)
Standard & Poor's 500 Stock Index                                        +19.37%                            +22.43%

Delaware Small Cap Contrarian Fund Institutional Class (Est. 12/29/98)                                      +8.24%
Lipper Small-Cap Value Funds Average                                                                        +0.74% (319 funds)
Russell 2000 Index                                                                                          +8.79%

(disclosure)
The Institutional results shown above assume reinvestment of distributions. The A Class Share performance (Delaware Retirement Income Fund) shown above is based on net asset value and assumes reinvestment of distributions. The return and value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. The unmanaged Standard & Poor's 500 Stock Index is a measure of large capitalization domestic stocks. The unmanaged Russell 2000 Index is a measure of small company stocks. The unmanaged Russell Mid-Cap Value Index contains stocks from the Russell Mid-Cap Index with less-than-average growth orientation. It is not possible to invest directly in any index. Past performance does not guarantee future results. This information is for shareholder use only.

Delaware Diversified Value Fund
Lifetime Performance
Growth of a $10,000 Investment
September 15, 1998 to November 30, 1999                    Sep-98      Dec-98     Mar-99     Jun-99      Sep-99      Nov-99
Standard & Poor's 500 Stock Index                          10000       12129      12736      13633       12781       $13,866
Delaware Diversified Value Fund Institutional Class        10000       11585      11739      13151       11952       $12,688


Delaware Mid-Cap Value Fund
Lifetime Performance
Growth of a $10,000 Investment
December 29, 1998 to November 30, 1999                     Dec-98      Mar-99     Jun-99     Sep-99      Nov-99
Russell Mid-Cap Value Index                                10000        9689      10772       9626      $9,729
Delaware Mid-Cap Value Fund Institutional Class            10000        9588      10717       9623      $9,459

Delaware Retirement Income Fund
Lifetime Performance
Growth of a $10,000 Investment
December 2, 1996 to November 30, 1999          Nov-96      Jun-97     Nov-97     Jun-98      Nov-98        Jun-99     Nov-99
Standard & Poor's 500 Stock Index               10000       11822      12851      15387       16500         18891    $19,214
Delaware Retirement Income Fund A Class          9423       11541      13034      13861       13323         14631    $13,742


Delaware Small Cap Contrarian Fund
Lifetime Performance
Growth of a $10,000 Investment
December 29, 1998 to November 30, 1999                     Dec-98      Mar-99     Jun-99     Sep-99      Nov-99
Russell 2000 Index                                         10000        9457      10928      10237     $10,879
Delaware Small Cap Contrarian Fund Institutional Class     10000        9835      11870      10622     $10,506

      DELAWARE GROUP EQUITY FUNDS II
      DELAWARE DIVERSIFIED VALUE FUND
      STATEMENT OF NET ASSETS
      NOVEMBER 30, 1999

                                                                                        Number                      Market
                                                                                       of Shares                     Value
                                                                                 ------------------           -------------------
  COMMON STOCK - 100.01%
  Aerospace & Defense - 3.06%
  Allied-Signal                                                                                 800                      $ 47,850
  Boeing                                                                                        800                        32,650
  General Dynamics                                                                              400                        20,625
  Northrop Grumman                                                                              400                        22,475
  United Technologies                                                                           600                        33,900
                                                                                                              -------------------
                                                                                                                          157,500
                                                                                                              -------------------

  Automobiles & Automotive Parts - 2.87%
  Ford Motor                                                                                  1,500                        75,750
  General Motors                                                                              1,000                        72,000
                                                                                                              -------------------
                                                                                                                          147,750
                                                                                                              -------------------

  Banking & Finance - 23.85%
  American Express                                                                              400                        60,524
  Bank of America                                                                             2,000                       117,000
  Bank One                                                                                    2,000                        70,500
  Chase Manhattan                                                                             1,000                        77,250
  Citigroup                                                                                   3,850                       207,418
  Comerica                                                                                      200                        10,600
  Federal Home Loan Bank                                                                      2,000                        98,750
  Firstar                                                                                     1,000                        26,000
  First Union                                                                                 1,400                        54,163
  Fleet Boston Financial                                                                        600                        22,688
  MBNA                                                                                        1,300                        32,825
  Merrill Lynch & Company                                                                       600                        48,375
  Morgan (J.P.)                                                                                 300                        39,450
  Morgan Stanley Dean Witter                                                                    700                        84,437
  Nationwide Financial Services - Class A                                                       400                        14,375
  PNC Financial Group                                                                           600                        33,450
  Popular                                                                                       600                        17,325
  SouthTrust                                                                                    400                        15,538
  Suntrust Banks                                                                                300                        20,963
  Unionbancal                                                                                   400                        17,625
  U.S. Bancorp                                                                                  700                        23,931
  Wachovia                                                                                      400                        30,976
  Wells Fargo                                                                                 2,200                       102,300
                                                                                                              -------------------
                                                                                                                        1,226,463
                                                                                                              -------------------

  Cable, Media & Publishing - 5.45%
* AMFM                                                                                          200                        14,138
* AT&T - Liberty Media - Class A                                                                800                        33,450
* Chris-Craft Industries                                                                        403                        27,958
* Echostar Communications - Class A                                                             200                        13,206
  Knight-Ridder                                                                                 600                        32,738
* MediaOne Group                                                                              1,000                        79,250
* Metro-Goldwyn-Mayer                                                                           600                        14,288
  New York Times                                                                                400                        15,375
* Viacom - Class B                                                                            1,000                        49,750
                                                                                                              -------------------
                                                                                                                          280,153
                                                                                                              -------------------

  DELAWARE DIVERSIFIED VALUE FUND
  STATEMENT OF NET ASSETS (Continued)

                                                                                        Number                      Market
                                                                                       of Shares                     Value
                                                                                 ------------------           -------------------
  Chemicals - 2.13%
  Dow Chemical                                                                                  400                      $ 46,850
  DuPont (E.I.) de Nemours                                                                      600                        35,663
  Praxair                                                                                       600                        26,775
                                                                                                              -------------------
                                                                                                                          109,288
                                                                                                              -------------------

  Computers & Technology - 3.81%
* 3Com                                                                                          400                        15,937
  Compaq Computer                                                                               600                        14,663
* Covad Communications Group                                                                    200                        10,380
  First Data                                                                                    600                        25,950
  Hewlett-Packard                                                                               200                        18,975
* Micron Technology                                                                             400                        26,850
* Seagate Technology                                                                            800                        29,600
  Symbol Technologies                                                                           600                        28,613
* Visio                                                                                         700                        25,178
                                                                                                              -------------------
                                                                                                                          196,146
                                                                                                              -------------------

  Consumer Products - 1.43%
  Kimberly-Clark                                                                                400                        25,550
  Minnesota Mining & Manufacturing                                                              500                        47,780
                                                                                                              -------------------
                                                                                                                           73,330
                                                                                                              -------------------

  Electronics & Electrical Equipment - 3.46%
  Emerson Electric                                                                              400                        22,800
* KLA-Tencor                                                                                    200                        16,919
  Motorola                                                                                      700                        79,974
  Rockwell International                                                                        200                         9,925
  Tyco International                                                                          1,200                        48,075
                                                                                                              -------------------
                                                                                                                          177,693
                                                                                                              -------------------

  Energy - 11.72%
  Atlantic Richfield                                                                            400                        38,550
  Baker Hughes                                                                                  600                        15,150
  Chevron                                                                                     1,000                        88,562
  Coastal                                                                                       800                        28,200
  Conoco - Class A                                                                              600                        15,788
  El Paso Energy                                                                                800                        30,800
  Exxon                                                                                       1,600                       126,900
  Halliburton                                                                                   400                        15,475
  Kerr-McGee                                                                                    400                        22,900
  Mobil                                                                                         800                        83,450
  Phillips Petroleum                                                                            200                         9,562
  Texaco                                                                                      1,000                        60,938
  Transocean Offshore                                                                           400                        11,275
  Ultramar Diamond Shamrock                                                                     600                        15,188
  Unocal                                                                                        600                        19,913
  Williams                                                                                      600                        20,250
                                                                                                              -------------------
                                                                                                                          602,901
                                                                                                              -------------------

  DELAWARE DIVERSIFIED VALUE FUND
  STATEMENT OF NET ASSETS (Continued)

                                                                                        Number                      Market
                                                                                       of Shares                     Value
                                                                                 ------------------           -------------------
  Food, Beverage & Tobacco  - 4.85%
  Anheuser Busch                                                                                800                      $ 59,850
  Campbell Soup                                                                                 400                        17,850
  ConAgra                                                                                       800                        19,300
  General Mills                                                                                 400                        15,074
  Heinz (H.J.)                                                                                  400                        16,750
  IBP                                                                                           600                        13,238
  McDonald's                                                                                    400                        18,000
  PepsiCo                                                                                       400                        13,825
  Philip Morris                                                                               1,200                        31,575
  Ralston-Purina Group                                                                          600                        17,813
  The Seagram Company                                                                           600                        26,138
                                                                                                              -------------------
                                                                                                                          249,413
                                                                                                              -------------------

  Healthcare & Pharmaceuticals  - 3.83%
  Abbott Laboratories                                                                           600                        22,800
  American Home Products                                                                      1,200                        62,400
  Baxter International                                                                          400                        27,025
  Johnson & Johnson                                                                             200                        20,750
  Merck & Company                                                                               400                        31,400
  Pharmacia & Upjohn                                                                            600                        32,812
                                                                                                              -------------------
                                                                                                                          197,187
                                                                                                              -------------------

  Industrial Machinery - 0.91%
  Black & Decker                                                                                400                        17,950
  Ingersoll-Rand                                                                                600                        29,062
                                                                                                              -------------------
                                                                                                                           47,012
                                                                                                              -------------------

  Insurance - 4.27%
  AFLAC                                                                                         800                        38,300
  American General                                                                              400                        29,324
  American International Group                                                                  950                        98,088
  Everest Reinsurance Holdings                                                                  600                        14,250
  Jefferson-Pilot                                                                               400                        27,150
  Torchmark                                                                                     400                        12,700
                                                                                                              -------------------
                                                                                                                          219,812
                                                                                                              -------------------

  Leisure, Lodging & Entertainment - 1.79%
  Eastman Kodak                                                                                 600                        37,125
  Starwood Hotels & Resorts World Wide                                                          200                         4,463
  Walt Disney                                                                                 1,800                        50,175
                                                                                                              -------------------
                                                                                                                           91,763
                                                                                                              -------------------

  Metals & Mining - 1.30%
  Alcoa                                                                                         800                        52,400
  Barrick Gold                                                                                  800                        14,400
                                                                                                              -------------------
                                                                                                                           66,800
                                                                                                              -------------------

  DELAWARE DIVERSIFIED VALUE FUND
  STATEMENT OF NET ASSETS (Continued)

                                                                                        Number                      Market
                                                                                       of Shares                     Value
                                                                                 ------------------           -------------------
  Paper & Forest Products - 2.26%
  Boise Cascade                                                                                 400                      $ 13,850
  Georgia-Pacific                                                                               600                        23,888
  International Paper                                                                           600                        31,312
  Temple-Inland                                                                                 400                        22,900
  Weyerhaeuser                                                                                  400                        24,500
                                                                                                              -------------------
                                                                                                                          116,450
                                                                                                              -------------------

  Real Estate - 0.69%
  AMB Property                                                                                  600                        12,000
  Crescent Real Estate Equities                                                                 600                        10,163
  Equity Office Properties Trust                                                                600                        13,163
                                                                                                              -------------------
                                                                                                                           35,326
                                                                                                              -------------------

  Retail - 2.08%
  Circuit City Stores                                                                           600                        29,100
* Federated Department Stores                                                                   600                        28,238
  Gap                                                                                           800                        32,400
  Sherwin-Williams                                                                              800                        17,150
                                                                                                              -------------------
                                                                                                                          106,888
                                                                                                              -------------------

  Telecommunications - 15.09%
  Alltel                                                                                        400                        34,600
  AT&T                                                                                        2,900                       162,038
  BellSouth                                                                                   2,000                        92,374
* General Instrument                                                                            400                        26,200
  GTE                                                                                         2,000                       146,000
* Level 3 Communications                                                                        200                        13,556
* MCI Worldcom                                                                                  800                        66,150
  SBC Communications                                                                          2,552                       132,545
  Sprint                                                                                        800                        55,500
  U.S. West                                                                                     300                        18,619
* Voicestream Wireless                                                                          200                        18,456
* Winstar Communications                                                                        200                        10,137
                                                                                                              -------------------
                                                                                                                          776,175
                                                                                                              -------------------

  Transportation & Shipping - 1.12%
  Delta Air Lines                                                                               400                        19,700
  Union Pacific                                                                                 800                        37,650
                                                                                                              -------------------
                                                                                                                           57,350
                                                                                                              -------------------

  Utilities - 4.04%
  Allegheny Energy                                                                              600                        17,400
  Consolidated Edison                                                                           800                        27,600
  Duke Energy                                                                                   600                        30,412
  Energy East                                                                                   800                        18,800
  Entergy                                                                                       600                        16,537
  PECO Energy                                                                                   800                        26,350
  Public Service Enterprise Group                                                             1,000                        35,000
  Texas Utilities                                                                             1,000                        35,813
                                                                                                              -------------------
                                                                                                                          207,912
                                                                                                              -------------------

  Total Common Stock  (cost $5,069,507)                                                                                 5,143,312
                                                                                                              -------------------

  DELAWARE DIVERSIFIED VALUE FUND
  STATEMENT OF NET ASSETS (Continued)


  TOTAL MARKET VALUE OF SECURITIES - 100.01%
  (cost $5,069,507)                                                                                                   $ 5,143,312
  LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS - (0.01%)                                                                  (412)
                                                                                                              -------------------

  NET ASSETS APPLICABLE TO 481,185 SHARES
  OUTSTANDING - 100.00%                                                                                               $ 5,142,900
                                                                                                              ===================

  NET ASSET VALUE - DELAWARE DIVERSIFIED VALUE FUND A CLASS
  ($10.69 / 1 share)                                                                                                      $ 10.69
                                                                                                              ===================
  NET ASSET VALUE - DELAWARE DIVERSIFIED VALUE FUND INSTITUTIONAL CLASS
  ($5,142,889 / 481,184 shares)                                                                                           $ 10.69
                                                                                                              ===================


  COMPONENTS OF NET ASSETS AT NOVEMBER 30, 1999:
  Shares of Beneficial Interest (unlimited authorization - no par)                                                    $ 4,711,988
  Undistributed net investment income                                                                                      29,251
  Accumulated net realized gain on investments                                                                            327,856
  Net unrealized appreciation of investments                                                                               73,805
                                                                                                              -------------------
  Total net assets                                                                                                    $ 5,142,900
                                                                                                              ===================


  * Non-income producing security for the year ended November 30, 1999.
  Top 10 holdings, representing 24.96% of net assets, are in bold face.
  ----------------------------------------------------------------------

  NET ASSET VALUE AND OFFERING PRICE PER SHARE -
  DELAWARE DIVERSIFIED VALUE FUND
  Net asset value A Class (A)                                                                                             $ 10.69
  Sales charge (5.75% of offering price or 6.08% of the amount
  invested per share) (B)                                                                                                    0.65
                                                                                                              -------------------
  Offering price                                                                                                          $ 11.34
                                                                                                              ===================


  (A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.
  (B) See the current prospectus for purchases of $50,000 or more.


                             See accompanying notes

DELAWARE GROUP EQUITY FUNDS II
DELAWARE DIVERSIFIED VALUE FUND
STATEMENT OF OPERATIONS
YEAR ENDED NOVEMBER 30, 1999


INVESTMENT INCOME:
Dividends                                                                                  $ 48,742
Interest                                                                                      2,066                      $ 50,808
                                                                                   ----------------               ---------------


EXPENSES:
Management fees                                                                              16,073
Registration fees                                                                             3,884
Custodian fees                                                                                2,772
Reports and statements to shareholders                                                        2,602
Dividend disbursing and transfer agent fees and expenses                                      2,567
Accounting and administration                                                                 1,439
Trustees' fees                                                                                  862
Professional fees                                                                               412
Taxes (other than taxes on income)                                                              171
Other                                                                                           914                        31,696
                                                                                   ----------------

Less expenses absorbed or waived                                                                                          (12,535)
Less expenses paid indirectly                                                                                                (117)
                                                                                                                  ---------------

Total expenses                                                                                                             19,044
                                                                                                                  ---------------

NET INVESTMENT INCOME                                                                                                      31,764
                                                                                                                  ---------------

NET REALIZED AND UNREALIZED GAIN(LOSS)
   ON INVESTMENTS:
Net realized gain on investments                                                                                          327,920
Net change in unrealized appreciation/depreciation of
   investments                                                                                                           (152,111)
                                                                                                                  ---------------

NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS                                                                                                         175,809
                                                                                                                  ---------------

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                                                       $207,573
                                                                                                                 ================

                             See accompanying notes

DELAWARE GROUP EQUITY FUNDS II
DELAWARE DIVERSIFIED VALUE FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                                                Year                  9/15/98*
                                                                                Ended                     To
                                                                               11/30/99                11/30/98
                                                                             -----------             -----------
OPERATIONS:
Net investment income                                                        $    31,764             $     6,131
Net realized gain on investments                                                 327,920                  11,763
Net change in unrealized appreciation/depreciation of investments               (152,111)                225,916
                                                                                                     -----------
                                                                                                     -----------
Net increase in net assets resulting from operations                             207,573                 243,810
                                                                             -----------             -----------


DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
   A Class                                                                          --                      --
   Institutional Class                                                            (8,706)                   --

Net realized gain on investments:
   A Class                                                                          --                      --
   Institutional Class                                                           (11,765)                   --
                                                                             -----------             -----------
                                                                                 (20,471)                   --
                                                                             -----------             -----------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   A Class                                                                          --                         9
   Institutional Class                                                         2,691,500               2,000,008
                                                                             -----------             -----------
                                                                               2,691,500               2,000,017
                                                                             -----------             -----------
Net asset value of shares issued upon
   reinvestment of distributions from
   net investment income and
   net realized gain on investments:
   A Class                                                                          --                      --
   Institutional Class                                                            20,471                    --
                                                                                                     -----------
                                                                                                     -----------
                                                                                  20,471                    --
                                                                             -----------             -----------
Increase in net assets derived from capital
   share transactions                                                          2,711,971               2,000,017
                                                                             -----------             -----------

NET INCREASE IN NET ASSETS                                                     2,899,073               2,243,827

NET ASSETS:
Beginning of period                                                            2,243,827                    --
                                                                                                     -----------
                                                                                                     -----------
End of period                                                                $ 5,142,900             $ 2,243,827
                                                                             ===========             ===========


-------------------------------------------------------------------
*  Date of commencement of operations.

                             See accompanying notes

DELAWARE GROUP EQUITY FUNDS II
DELAWARE DIVERSIFIED VALUE FUND
FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                 Delaware Diversified Value Fund Institutional Class
                                                                 ---------------------------------------------------

                                                                              Year                  9/15/98(1)
                                                                             Ended                     to
                                                                            11/30/99                11/30/98
                                                                           ---------                ----------
Net asset value, beginning of period                                         $ 9.540                  $ 8.500

Income from investment operations:
   Net investment income(2)                                                    0.129                    0.026
   Net realized and unrealized gain on investments                             1.108                    1.014
                                                                           ---------                 --------
                                                                           ---------                 --------
   Total from investment operations                                            1.237                    1.040
                                                                           ---------                 --------
                                                                           ---------                 --------


Less dividends and distributions:
Dividends from net investment income                                         (0.037)                        -
Distributions from net realized gain on investments                          (0.050)                        -
                                                                           ---------                 --------
                                                                           ---------                 --------
Total dividends and distributions                                            (0.087)                        -
                                                                           ---------                 --------
                                                                           ---------                 --------


Net asset value, end of period                                              $10.690                   $ 9.540
                                                                           =========                 ========
                                                                           =========                 ========

Total return(3)                                                               13.05%                   12.24%

Ratios and supplemental data:
    Net assets, end of period (000 omitted)                                  $ 5,143                  $ 2,244
    Ratio of expenses to average net assets                                    0.75%                    0.75%
    Ratio of expenses to average net assets prior to expense
     limitation and expenses paid indirectly                                   1.24%                    1.24%
    Ratio of net investment income to average net assets                       1.25%                    1.41%
    Ratio of net investment income to average net assets prior
     to expense limitation and expenses paid indirectly                        0.76%                    0.92%
    Portfolio turnover                                                          111%                      74%

------------------------------------------------------

(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(2) The average share outstanding method has been applied for per share information.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

As of November 30, 1999, the A Class had one share outstanding, representing the initial seed purchase. Data for this class is excluded because the data is not believed to be meaningful.

                             See accompanying notes

DELAWARE GROUP EQUITY FUNDS II
DELAWARE DIVERSIFIED VALUE FUND
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 1999

Delaware Group Equity Funds II (the "Company") is registered as a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Company is organized as a Delaware Business Trust and offers five series: the Delaware Decatur Equity Income Fund (formerly known as the Decatur Income Fund), the Delaware Growth and Income Fund (formerly known as the Decatur Total Return Fund), the Delaware Blue Chip Fund, the Delaware Social Awareness Fund and the Delaware Diversified Value Fund. These financial statements and related notes pertain to the Delaware Diversified Value Fund (the "Fund"). The Fund offers four classes of shares. The Delaware Diversified Value Fund A Class carries a front-end sales charge of 5.75%. The Delaware Diversified Value Fund B Class carries a back-end deferred sales charge. The Delaware Diversified Value Fund C Class carries a level load deferred sales charge and the Delaware Diversified Value Fund Institutional Class has no sales charge. As of November 30, 1999, only the A and Institutional Classes have commenced operations.

The objective of the Fund is capital appreciation with current income as a secondary objective.


1. Significant Accounting Policies

The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation- Securities listed on an exchange are valued at the last quoted sales price as of the close of the NYSE on the valuation date. Securities not traded or securities not listed on an exchange are valued at the mean of the last quoted bid and asked prices. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

Federal Income Taxes- The Fund intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

Class Accounting- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements- The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and capital gains, if any, annually.

Certain expenses of the Fund are paid through "soft dollar" arrangements with brokers. These transactions are done subject to best price and execution. The amount of these expenses was approximately $59 for the year ended November 30, 1999. In addition, the Fund receives earnings credits from the custodian when positive balances are maintained, which are used to offset custody fees. These credits were $58 for the year ended November 30, 1999. The expenses paid under the above arrangements are included in their respective captions on the Statement of Operations with the corresponding expense offset shown as "Expenses paid indirectly".


2. Investment Management and Other Transactions with Affiliates

In accordance with the terms of the Investment Management Agreement, the Fund pays Delaware Management Company ("DMC"), the Investment Manager of the Fund, an annual fee which is calculated at the rate of 0.65% on the first $500 million of average daily net assets, 0.60% on the next $500 million, 0.55% on the next $1.5 billion and 0.50% on average daily net assets in excess of $2.5 billion. On November 30, 1999, the Fund had a liability for other expenses payable to DMC of $65.

DMC has elected to waive that portion, if any, of the management fee and reimburse the Fund to the extent that annual operating expenses, exclusive of taxes, interest, distribution fees, brokerage commissions and extraordinary expenses, exceed 0.75% of average daily net assets of the Fund through January 1, 2000.

The Fund has engaged Delaware Service Company, Inc. ("DSC"), an affiliate of DMC, to provide dividend disbursing, transfer agent and accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums. On November 30, 1999, the Fund had a liability for such fees and other expenses payable to DSC of $470.

Pursuant to the Distribution Agreement, the Fund pays Delaware Distributors, L.P. ("DDLP"), the Distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily assets of the A Class and 1.00% of the average daily net assets of the B and C Classes. At November 30, 1999, the Fund had a payable for distribution fees and other expenses payable to DDLP of $66.

Certain officers of DMC, DSC and DDLP are officers, trustee and/or employees of the Fund. These officers, trustees and employees are paid no compensation by the Fund.


3. Investments

During the year ended November 30, 1999, the Fund made purchases of $5,648,600 and sales of $2,916,661 of investment securities other than U.S. government securities and temporary cash investments.

At November 30, 1999, the net unrealized appreciation for federal income tax purposes was $71,156 of which $237,617 related to unrealized appreciation of securities and $166,461 related to unrealized depreciation of securities. At November 30, 1999, the aggregate cost of securities for federal income tax purposes was $5,072,156

4.  Capital Stock
Transactions in capital shares were as follows:

                                                                                Year                  9/15/98*
                                                                                Ended                     To
                                                                               11/30/99                11/30/98
                                                                             -----------             -----------
Shares sold:
   A Class                                                                             -                       1
   Institutional Class                                                           243,796                 235,295


Shares issued upon reinvestment of dividends from
net investment income and net realized gains on
investments:
   A Class                                                                             -                       -
   Institutional Class                                                             2,093                       -
                                                                            ------------             -----------
                                                                                 245,889                 235,296
                                                                            ------------             -----------


Net Increase                                                                     245,889                 235,296
                                                                            ============             ===========


*  Date of commencement of operations.

5. Lines of Credit

The Fund has a committed line of credit for $100,000. No amount was outstanding at November 30, 1999, or at any time during the fiscal year.


6. Tax Information (Unaudited)

The information set forth is for each Fund's fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in early 2000. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended November 30, 1999, the Delaware Diversified Value Fund designated as long term capital gains and ordinary income distributions paid during the year as follows:


     (A)                         (B)                 (C)             (D)
 Long-Term
Capital Gains                 Ordinary              Total
Distributions                  Income            Distributions     Qualifying1
 (Tax Basis)                  Dividends          (Tax Basis)      Distributions
 -----------                  ---------          -----------      -------------



  ------                        100%                   100%             48%

-----------------------------
(A) and (B) are based on a percentage of the Fund's total distributions.
(D) is based on a percentage of ordinary income of the Fund.

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

                         Report of Independent Auditors

To the Shareholders and Board of Trustees
Delaware Group Equity Funds II - Delaware Diversified Value Fund

We have audited the accompanying statement of net assets of Delaware Diversified Value Fund (the "Fund") as of November 30, 1999, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Delaware Diversified Value Fund at November 30, 1999, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                              /s/ Ernst & Young LLP
                                              ---------------------


January 7, 2000

  DELAWARE GROUP EQUITY FUNDS V
  DELAWARE MIDCAP VALUE FUND
  STATEMENT OF NET ASSETS
  NOVEMBER 30, 1999

                                                                                        Number                      Market
                                                                                       of Shares                     Value
                                                                                 ------------------           -------------------
  COMMON STOCK  97.71%
  Aerospace & Defense  1.42%
  Litton Industries                                                                             600                      $ 26,888
                                                                                                              -------------------
                                                                                                                           26,888
                                                                                                              -------------------
  Automobiles & Automotive Parts  4.36%
  Avis RentACar                                                                               1,100                        21,038
  BorgWarner Automotive                                                                         900                        36,443
  Dana                                                                                          900                        24,975
                                                                                                              -------------------
                                                                                                                           82,456
                                                                                                              -------------------

  Banking, Finance & Insurance  18.28%
  Compass Bancshares                                                                          1,350                        34,256
  Dime Bancorp                                                                                1,600                        29,200
  Edwards (A.G.)                                                                              1,100                        32,725
  Everest Reinsurance Holdings                                                                1,100                        26,125
  Horace Mann Educators                                                                       1,100                        24,131
  North Fork Bancorporation                                                                   1,750                        35,219
  Peoples Heritage Financial Group                                                            1,800                        30,656
  Protective Life                                                                               800                        25,600
  SouthTrust                                                                                    800                        31,075
  Summit Bancorp                                                                              1,000                        32,625
  Unionbancal Corporation                                                                     1,000                        44,063
                                                                                                              -------------------
                                                                                                                          345,675
                                                                                                              -------------------
  Buildings & Materials  6.31%
  D.R. Horton                                                                                 2,400                        33,000
* Jacobs Engineering Group                                                                      900                        28,294
  Masco                                                                                       1,200                        30,300
  Southdown                                                                                     600                        27,713
                                                                                                              -------------------
                                                                                                                          119,307
                                                                                                              -------------------


  Cable, Media & Publishing  3.76%
  KnightRidder                                                                                  700                        38,194
  Reynolds & Reynolds  Class A                                                                1,700                        32,938
                                                                                                              -------------------
                                                                                                                           71,132
                                                                                                              -------------------


  Chemicals  1.30%
  CK Witco                                                                                    2,300                        24,581
                                                                                                              -------------------
                                                                                                                           24,581
                                                                                                              -------------------

DELAWARE MIDCAP VALUE FUND
STATEMENT OF NET ASSETS (Continued)


                                                                                        Number                      Market
                                                                                       of Shares                     Value
                                                                                 ------------------           -------------------
  Computers & Technology  6.04%
* Computer Sciences                                                                             400                      $ 26,100
* Sterling Software                                                                           1,700                        44,731
* Synopsys                                                                                      600                        43,406
                                                                                                              -------------------
                                                                                                                          114,237
                                                                                                              -------------------

  Consumer Products  1.54%
  US Industries                                                                               2,100                        29,138
                                                                                                              -------------------
                                                                                                                           29,138
                                                                                                              -------------------


  Electronics & Electrical Equipment  6.56%
  Honeywell                                                                                     400                        44,775
  Symbol Technologies                                                                           500                        23,844
  Teleflex                                                                                      900                        30,769
  Thomas & Betts                                                                                600                        24,600
                                                                                                              -------------------
                                                                                                                          123,988
                                                                                                              -------------------


  Energy  8.97%
  Cooper Cameron                                                                                700                        30,013
  Nicor                                                                                         800                        27,750
  Noble Affiliates                                                                            1,300                        28,600
* Santa Fe Snyder                                                                             3,000                        24,000
  Transocean Offshore                                                                         1,000                        28,188
  Valero Energy                                                                               1,500                        31,125
                                                                                                              -------------------
                                                                                                                          169,676
                                                                                                              -------------------


  Food, Beverage & Tobacco  5.80%
  Corn Products                                                                               1,200                        37,650
* Suiza Foods                                                                                 1,000                        35,938
  Universal Foods                                                                             1,700                        36,125
                                                                                                              -------------------
                                                                                                                          109,713
                                                                                                              -------------------


  Healthcare & Pharmaceuticals  2.54%
* AmeriSource Health  Class A                                                                 1,500                        18,563
* Trigon Healthcare                                                                           1,000                        29,438
                                                                                                              -------------------
                                                                                                                           48,001
                                                                                                              -------------------


  Industrial Machinery  4.01%
  IngersollRand                                                                                800                        38,750
  Pentair                                                                                     1,000                        37,125
                                                                                                              -------------------
                                                                                                                           75,875
                                                                                                              -------------------


  Leisure, Lodging & Entertainment  3.65%
  Viad                                                                                        1,200                        31,575
  Wendy's International                                                                       1,700                        37,506
                                                                                                              -------------------
                                                                                                                           69,081
                                                                                                              -------------------


DELAWARE MIDCAP VALUE FUND
STATEMENT OF NET ASSETS (Continued)

                                                                                         Number                     Market
                                                                                        of Shares                    Value
                                                                                 ------------------           -------------------
  Metals & Mining  1.34%
  USXU.S. Steel Group                                                                         1,000                     $  25,313
                                                                                                              -------------------
                                                                                                                           25,313
                                                                                                              -------------------


  Paper & Forest Products  1.60%
  Westvaco                                                                                    1,000                        30,188
                                                                                                              -------------------
                                                                                                                           30,188
                                                                                                              -------------------


  Real Estate  1.74%
  Equity Office Properties Trust                                                              1,500                        32,906
                                                                                                              -------------------
                                                                                                                           32,906
                                                                                                              -------------------

  Retail  7.48%
* BJ's Wholesale Club                                                                         1,400                        52,325
  Ross Stores                                                                                 2,000                        38,438
* Zale                                                                                        1,000                        50,625
                                                                                                              -------------------
                                                                                                                          141,388
                                                                                                              -------------------


  Textiles, Apparel & Furniture  4.01%
* Furniture Brands International                                                              2,000                        39,000
  HON Industries                                                                              1,700                        36,763
                                                                                                              -------------------
                                                                                                                           75,763
                                                                                                              -------------------


  Transportation & Shipping  2.78%
  CNF Transportation                                                                            500                        16,625
  CSX                                                                                           600                        21,338
  Southwest Airlines                                                                            900                        14,681
                                                                                                              -------------------
                                                                                                                           52,644
                                                                                                              -------------------


  Utilities  4.22%
  DQE                                                                                           800                        29,450
  RGS Energy Group                                                                            1,100                        24,544
  Sierra Pacific Resources                                                                    1,440                        25,830
                                                                                                              -------------------
                                                                                                                           79,824
                                                                                                              -------------------
  Total Common Stock (cost $1,974,025)                                                                                  1,847,774
                                                                                                              -------------------


                                                                                        Principal
  Repurchase Agreements  3.28%                                                           Amount
                                                                                 ------------------
With Chase Manhattan 5.64% 12/01/99 (dated 11/30/99,
collateralized by $9,000 U.S. Treasury Notes 5.50%
due 02/28/03, market value $8,881 and
$15,000 U.S. Treasury Notes 7.88%
due 11/15/04, market value $15,995)                                                        $ 24,250                        24,250


DELAWARE MIDCAP VALUE FUND
STATEMENT OF NET ASSETS (Continued)

                                                                                      Principal                     Market
                                                                                        Amount                       Value
                                                                                 ------------------           -------------------
With JP Morgan 5.64% 12/01/99 (dated 11/30/99,
collateralized by $10,000 U.S. Treasury Notes 5.50%
due 03/31/03, market value $10,137 and
by $9,000 U.S. Treasury Notes 6.25%
due 02/15/03, market value $9,137)                                                         $ 18,875                   $    18,875

With PaineWebber 5.64% 12/01/99 (dated 11/30/99,
collateralized by $19,000 U.S. Treasury Notes 5.50%
due 01/31/03, market value $19,256)                                                          18,875                        18,875
                                                                                                              -------------------
Total Repurchase Agreements (cost $62,000)                                                                                 62,000
                                                                                                              -------------------

TOTAL MARKET VALUE OF SECURITIES  100.99%
(cost $2,036,025)                                                                                                     $ 1,909,774
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS  (0.99%)                                                                  (18,676)
                                                                                                              -------------------
NET ASSETS APPLICABLE TO 235,296 SHARES
OUTSTANDING  100.00%                                                                                                  $ 1,891,098
                                                                                                               ==================


NET ASSET VALUE  DELAWARE MIDCAP VALUE FUND A CLASS
($8.04 / 1 share )                                                                                                         $ 8.04
                                                                                                                =================
NET ASSET VALUE  DELAWARE MIDCAP VALUE FUND INSTITUTIONAL CLASS
($1,891,090 / 235,295 shares)                                                                                              $ 8.04
                                                                                                                =================
---------------------------------------------------------------------
* Nonincome producing security for the period ended November 30, 1999.

Top ten holdings representing 22.97% of net assets are in bold face.

COMPONENTS OF NET ASSETS AT NOVEMBER 30, 1999:
Shares of Beneficial Interest (unlimited authorization  no par)                                                       $ 2,000,005
Undistributed net investment income                                                                                        17,083
Accumulated net realized gain on investments                                                                                  261
Net unrealized depreciation of investments                                                                               (126,251)
                                                                                                              -------------------
Total net assets                                                                                                      $ 1,891,098

                                                                                                               ==================

NET ASSET VALUE AND OFFERING PRICE PER SHARE
DELAWARE MIDCAP VALUE FUND


Net asset value A Class (A)                                                                                                $ 8.04
Sales charge (5.75% of offering price or 6.09% of the amount
invested per share) (B)                                                                                                      0.49
                                                                                                              -------------------
Offering price                                                                                                             $ 8.53
                                                                                                               ==================




(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.
(B) See the current prospectus for purchases of $50,000 or more.


                             See accompanying notes

   DELAWARE GROUP EQUITY FUNDS V
   DELAWARE RETIREMENT INCOME FUND
    STATEMENT OF NET ASSETS
    NOVEMBER 30, 1999

                                                                                        Number                      Market
                                                                                       of Shares                     Value
                                                                                 ------------------           -------------------
  COMMON STOCK  45.85%
  Aerospace & Defense  1.35%
  Lockheed Martin                                                                             2,000                      $ 39,750
                                                                                                              -------------------
                                                                                                                           39,750
                                                                                                              -------------------


  Automobiles & Automotive Parts  3.87%
  Dana                                                                                        1,000                        27,750
  General Motors                                                                              1,200                        86,400
                                                                                                              -------------------
                                                                                                                          114,150
                                                                                                              -------------------


  Banking, Finance & Insurance  12.03%
  Bank of America                                                                             1,018                        59,553
  Chubb                                                                                       1,500                        80,344
  Mellon Financial                                                                            2,800                       102,025
  St. Paul                                                                                    2,000                        60,375
  Summit Bancorp                                                                              1,600                        52,200
                                                                                                              -------------------
                                                                                                                          354,497
                                                                                                              -------------------


  Buildings & Materials  1.60%
  GeorgiaPacific PEPS Units                                                                   1,100                        47,094
                                                                                                              -------------------
                                                                                                                           47,094
                                                                                                              -------------------


  Computers & Technology  2.60%
  Pitney Bowes                                                                                1,600                        76,700
                                                                                                              -------------------
                                                                                                                           76,700
                                                                                                              -------------------


  Chemicals  1.06%
  DuPont (E.I.) de Nemours                                                                      526                        31,264
                                                                                                              -------------------
                                                                                                                           31,264
                                                                                                              -------------------


  Energy  2.78%
  Chevron                                                                                       600                        53,138
  Conoco  Class B                                                                             1,103                        28,885
                                                                                                              -------------------
                                                                                                                           82,023
                                                                                                              -------------------


  Food, Beverage & Tobacco  1.07%
  Philip Morris                                                                               1,200                        31,575
                                                                                                              -------------------
                                                                                                                           31,575
                                                                                                              -------------------


  Industrial Machinery  3.64%
  Deere & Co.                                                                                 2,500                       107,344
                                                                                                              -------------------
                                                                                                                          107,344
                                                                                                              -------------------

    DELAWARE RETIREMENT INCOME FUND
    STATEMENT OF NET ASSETS (Continued)

                                                                                        Number                      Market
                                                                                       of Shares                     Value
                                                                                 ------------------           -------------------
  Leisure, Lodging & Entertainment  1.33%
  Starwood Hotels & Resorts Worldwide                                                         1,750                      $ 39,047
                                                                                                              -------------------
                                                                                                                           39,047
                                                                                                              -------------------


  Metals & Mining  2.08%
  Alcan Aluminum                                                                              1,800                        61,200
                                                                                                              -------------------
                                                                                                                           61,200
                                                                                                              -------------------


  Paper & Forest Products  1.94%
  TempleInland                                                                                1,000                        57,250
                                                                                                              -------------------
                                                                                                                           57,250
                                                                                                              -------------------


  Real Estate  4.76%
  Corporate Office Properties                                                                 5,500                        42,625
  Grove Property Trust                                                                        7,500                        97,500
                                                                                                              -------------------
                                                                                                                          140,125
                                                                                                              -------------------


  Telecommunications  0.11%
  Winstar Communications                                                                         65                         3,295
                                                                                                              -------------------
                                                                                                                            3,295
                                                                                                              -------------------


  Transportation & Shipping  2.32%
  Alexander & Baldwin                                                                         3,000                        68,438
                                                                                                              -------------------
                                                                                                                           68,438
                                                                                                              -------------------


  Utilities  3.31%
  Duke Energy                                                                                 1,000                        50,688
  Southern                                                                                    2,000                        46,750
                                                                                                              -------------------
                                                                                                                           97,438
                                                                                                              -------------------
  Total Common Stock (cost $1,327,457)                                                                                  1,351,190
                                                                                                              -------------------


    DELAWARE RETIREMENT INCOME FUND
    STATEMENT OF NET ASSETS (Continued)

                                                                                      Number of                     Market
                                                                                        Shares                       Value
                                                                                 ------------------           -------------------
  CONVERTIBLE PREFERRED STOCK  15.92%
  Banking, Finance & Insurance  3.63%
  Newell Financial Trust I  5.25%                                                             2,600                       106,925
                                                                                                              -------------------
                                                                                                                          106,925
                                                                                                              -------------------


  Industrial Machinery  1.59%
  IngersollRand 6.75%                                                                         2,000                        46,750
                                                                                                              -------------------
                                                                                                                           46,750
                                                                                                              -------------------


  Telecommunications  4.54%
  Cox Communications 7.00%                                                                    1,200                        76,050
  Winstar Communications 7.00%                                                                1,000                        57,750
                                                                                                              -------------------
                                                                                                                          133,800
                                                                                                              -------------------

  DELAWARE RETIREMENT INCOME FUND
  STATEMENT OF NET ASSETS (Continued)


  Transportation  1.66%
  Union Pacific Capital Trust 6.25%                                                           1,100                      $ 48,950
                                                                                                              -------------------
                                                                                                                           48,950
                                                                                                              -------------------


  Utilities  4.50%
  Houston Industries 7.00%                                                                      700                        72,275
  Texas Utilities  9.25%                                                                      1,300                        60,369
                                                                                                              -------------------
                                                                                                                          132,644
                                                                                                              -------------------
  Total Convertible Preferred Stock (cost $459,357)                                                                       469,069
                                                                                                              -------------------



                                                                                        Principal
  CORPORATE BONDS  7.23%                                                                Amount
                                                                                 ------------------
  Chemicals  0.79%
  Precision Technology unsec sr sub nts  11.125%  06/15/07                                 $ 25,000                        23,313
                                                                                                              -------------------
                                                                                                                           23,313
                                                                                                              -------------------


  Consumer Products  1.58%
  Consumers International sr nts 10.25% 04/01/05                                             25,000                        25,188
  Riddell Sports unsec sr sub nts 10.50% 07/15/07                                            25,000                        21,313
                                                                                                              -------------------
                                                                                                                           46,501
                                                                                                              -------------------


  Industrial Machinery  0.42%
  Burke Industries unsec sr nts  10.00%  08/15/07                                            25,000                        12,500
                                                                                                              -------------------
                                                                                                                           12,500
                                                                                                              -------------------


  Leisure, Lodging & Entertainment  1.15%
  AFC Enterprises sr sub nts 10.25% 05/15/07                                                 10,000                        10,025
  Town Sports International unsec sr nts 9.75% 10/15/04                                      25,000                        24,000
                                                                                                                           34,025


  Packaging & Containers  0.81%
  Huntsman Packaging unsec sr sub nts 9.125% 10/01/07                                        25,000                        23,688
                                                                                                                           23,688


  Retail  2.48%
  Fleming sr sub nts 10.625% 12/15/01                                                        50,000                        50,625
  Leslie's Poolmart unsec sr nts 10.375% 07/15/04                                            25,000                        22,500
                                                                                                              -------------------
                                                                                                                           73,125
                                                                                                              -------------------
  Total Corporate Bonds  (cost $235,500)                                                                                  213,152
                                                                                                              -------------------



  CONVERTIBLE BONDS  24.71%
  Automobiles & Automotive Parts  1.77%
  Magna International 4.875% 12/15/05                                                        60,000                        52,125
                                                                                                              -------------------
                                                                                                                           52,125
                                                                                                              -------------------


    DELAWARE RETIREMENT INCOME FUND
    STATEMENT OF NET ASSETS (Continued)

                                                                                      Principal                      Market
                                                                                        Amount                        Value
                                                                                 ------------------           -------------------
  DELAWARE RETIREMENT INCOME FUND
  STATEMENT OF NET ASSETS (Continued)



  Banking, Finance & Insurance  2.19%
  Bell Atlantic Financial Services  5.75% 04/01/03                                         $ 65,000                      $ 64,675
                                                                                                              -------------------
                                                                                                                           64,675
                                                                                                              -------------------


  Cable, Media & Publishing  4.35%
  Mindspring Enterprises  5.00%  04/15/06                                                    80,000                        76,400
  World Color Press 6.00% 10/01/07                                                           50,000                        51,500
                                                                                                              -------------------
                                                                                                                          127,900
                                                                                                              -------------------


  Computers & Technology  4.89%
  Siebel Systems 5.50% 09/15/06                                                              85,000                       144,075
                                                                                                              -------------------
                                                                                                                          144,075
                                                                                                              -------------------





  Industrial Machinery  4.76%
  MailWell  5.00%  11/01/02                                                                100,000                         89,250
  Thermo Fibertek  4.50%  07/15/04                                                           65,000                        51,025
                                                                                                              -------------------
                                                                                                                          140,275
                                                                                                              -------------------





  Metals & Mining  2.27%
  MascoTech  4.50%  12/15/03                                                                 90,000                        66,938
                                                                                                              -------------------
                                                                                                                           66,938
                                                                                                              -------------------


  Telecommunications  4.48%
  Clear Channel Communications 1.50% 12/01/02                                                70,000                        69,650
  Level Three Communications 6.00% 09/15/09                                                  50,000                        62,438
                                                                                                              -------------------
                                                                                                                          132,088
                                                                                                              -------------------
  Total Convertible Bonds (cost $690,650)                                                                                 728,076
                                                                                                              -------------------


  Repurchase Agreements  4.21%
  With Chase Manhattan 5.64% 12/01/99
  dated 11/30/99, collateralized by $18,000
  U.S. Treasury Notes 5.50% due 02/28/03,
  market value $17,761 and $30,000 U.S. Treasury
  Notes 7.875% due 11/15/04, market value $31,989)                                           48,000                        48,000
  With J.P. Morgan Securities 5.63% 12/01/99
  (dated 11/30/99, collateralized by $20,000
  U.S. Treasury Notes 5.50% due 03/31/03,
  market value $20,273 and $18,000 U.S. Treasury
  Notes 6.25% due 02/15/03, market value $18,273)                                            38,000                        38,000
  With PaineWebber 5.63% 12/01/99
  (dated 11/30/99, collateralized by $38,000
  U.S.Treasury Notes 5.50% due 01/31/03, market
  value $38,513)                                                                             38,000                        38,000
                                                                                                              -------------------
  Total Repurchase Agreements (cost $124,000)                                                                             124,000
                                                                                                              -------------------

  DELAWARE RETIREMENT INCOME FUND
  STATEMENT OF NET ASSETS (Continued)


  TOTAL MARKET VALUE OF SECURITIES  97.92%
  (cost $2,836,964)                                                                                            $ 2,885,487
  RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES  2.08%                                                            61,150
                                                                                                               -----------
  NET ASSETS APPLICABLE TO  312,891 SHARES


  OUTSTANDING   100.00%                                                                                        $ 2,946,637
                                                                                                               ===========



  NET ASSET VALUE  DELAWARE RETIREMENT INCOME FUND A CLASS
  ($22,194 / 2,354 shares)                                                                                      $     9.43
                                                                                                               ===========
  NET ASSET VALUE  DELAWARE RETIREMENT INCOME FUND INSTITUTIONAL CLASS
  ($2,924,443 / 310,537 shares)                                                                                 $     9.42
                                                                                                               ===========

  nts - notes    sub - subordinate   sr - senior   unsec - unsecured
  PEPS - Premium Equity Participating Securities

  COMPONENTS OF NET ASSETS AT NOVEMBER 30, 1999:
  Shares of Beneficial Interest (unlimited authorization  no par)                                              $ 2,745,462
  Undistributed net investment income                                                                              121,954
  Accumulated net realized gain on investments                                                                      30,698
  Net unrealized appreciation of investments                                                                        48,523
                                                                                                               -----------
  Total net assets                                                                                             $ 2,946,637
                                                                                                               ===========
  NET ASSET VALUE AND OFFERING PRICE PER SHARE
  DELAWARE RETIREMENT INCOME FUND
  Net asset value A Class (A)                                                                                  $      9.43
  Sales charge (5.75% of offering price or 6.15% of the amount
  invested per share)(B)                                                                                              0.58
                                                                                                               -----------
  Offering price                                                                                               $     10.01
                                                                                                               ===========

-----------------------------------------------------------------------------
(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $100,000 or more.

                             See accompanying notes

DELAWARE GROUP EQUITY FUNDS V
DELAWARE SMALL CAP CONTRARIAN FUND
STATEMENT OF NET ASSETS
NOVEMBER 30, 1999

                                                                                        Number                      Market
                                                                                       of Shares                     Value
                                                                                 ------------------           -------------------
COMMON STOCK  94.15%
  Aerospace & Defense  2.68%
  Cordant Technologies                                                                        1,000                      $ 29,125
  Precision Castparts                                                                         1,000                        27,188
                                                                                                              -------------------
                                                                                                                           56,313
                                                                                                              -------------------


  Automobiles & Automotive Parts  2.59%
  BorgWagner Automotive                                                                        700                        28,350
  Clarcor                                                                                     1,500                        26,062
                                                                                                              -------------------
                                                                                                                           54,412
                                                                                                              -------------------


  Banking, Finance & Insurance 16.54%
  Alabama National Bancorp                                                                      700                        15,837
* Avis RentACar                                                                               1,700                        32,512
  Community Trust Bancorp                                                                       800                        17,100
  Everest Reinsurance Holdings                                                                1,200                        28,500
* Farm Family Holdings                                                                          900                        36,675
  FBL Financial Group                                                                         1,100                        19,112
  FNB                                                                                         1,255                        32,473
* Golden State Bancorp                                                                        1,400                        27,212
  Harleysville Group                                                                          1,800                        27,056
  Horace Mann Educators                                                                       1,300                        28,519
  Mississippi Valley Bancshares                                                                 500                        15,625
  Provident Bankshares                                                                        1,570                        31,155
  Republic Bancorp                                                                            2,600                        35,750
                                                                                                              -------------------
                                                                                                                          347,526
                                                                                                              -------------------


  Buildings & Materials  4.95%
  D.R. Horton                                                                                 1,200                        16,500
  Florida Rock Industries                                                                       500                        15,625
* Griffon                                                                                     3,700                        28,444
  Texas Industries                                                                            1,200                        43,500
                                                                                                              -------------------
                                                                                                                          104,069
                                                                                                              -------------------


  Business Services  4.92%
* Metamor Worldwide                                                                           1,700                        44,891
* Modis Professional Services                                                                 1,800                        19,238
* NFO Worldwide                                                                               3,000                        39,188
                                                                                                              -------------------
                                                                                                                          103,317
                                                                                                              -------------------

DELAWARE SMALL CAP CONTRARIAN FUND
STATEMENT OF NET ASSETS (Continued)

                                                                                        Number                      Market
                                                                                       of Shares                     Value
                                                                                 ------------------           -------------------
  Chemicals  2.66%
  CK Witco                                                                                    2,200                      $ 23,512
  Hanna (M.A.)                                                                                3,100                        32,356
                                                                                                              -------------------
                                                                                                                           55,868
                                                                                                              -------------------


  Computers & Technology  2.34%
* Metro Information Services                                                                  1,900                        28,262
* NeoMagic                                                                                    2,300                        20,916
                                                                                                              -------------------
                                                                                                                           49,178
                                                                                                              -------------------


  Electronics & Electronic Equipment  1.31%
  Cohu                                                                                        1,200                        27,525
                                                                                                              -------------------
                                                                                                                           27,525
                                                                                                              -------------------


  Energy  9.12%
* Cooper Cameron                                                                                800                        34,300
  Helmerich & Payne                                                                           1,200                        27,150
  NUI                                                                                           800                        20,150
  New Jersey Resources                                                                          500                        20,125
* Oceaneering International                                                                   1,500                        19,500
  Oneok                                                                                         500                        13,469
  Santa Fe International                                                                      1,400                        31,938
  Valero Energy                                                                               1,200                        24,900
                                                                                                              -------------------
                                                                                                                          191,532
                                                                                                              -------------------
  Engineering & Construction  1.20%
* Jacobs Engineering Group                                                                      800                        25,150
                                                                                                              -------------------
                                                                                                                           25,150
                                                                                                              -------------------


  Food, Beverage & Tobacco  4.42%
  Dole Food                                                                                   1,300                        20,800
* Suiza Foods                                                                                 1,000                        35,938
  Universal Foods                                                                             1,700                        36,125
                                                                                                              -------------------
                                                                                                                           92,863
                                                                                                              -------------------


  Healthcare & Pharmaceuticals  2.09%
* Ameripath                                                                                   3,100                        25,333
* AmeriSource Health  Class A                                                                 1,500                        18,562
                                                                                                              -------------------
                                                                                                                           43,895
                                                                                                              -------------------


  Industrial Machinery  5.81%
* Circor International                                                                        2,100                        22,837
  IDEX                                                                                        1,300                        35,831
  RegalBeloit                                                                                 1,400                        30,800
  United Dominion Industries                                                                  1,600                        32,700
                                                                                                              -------------------
                                                                                                                          122,168
                                                                                                              -------------------

DELAWARE SMALL CAP CONTRARIAN FUND
STATEMENT OF NET ASSETS (Continued)

                                                                                        Number                      Market
                                                                                       of Shares                     Value
                                                                                 ------------------           -------------------
  Metals & Mining  3.22%
* Bethlehem Steel                                                                             2,200                      $ 13,750
  Century Aluminum                                                                            2,400                        23,550
  Homestake Mining                                                                            2,100                        17,325
  LTV                                                                                         3,700                        12,950
                                                                                                              -------------------
                                                                                                                           67,575
                                                                                                              -------------------

  Paper & Forest Products  1.51%
  Caraustar Industries                                                                        1,300                        31,728
                                                                                                              -------------------
                                                                                                                           31,728
                                                                                                              -------------------

  REITs  8.33%
  Cabot Industrial Trust                                                                      2,100                        38,587
  Chateau Communities                                                                         1,400                        36,400
  Pan Pacific Retail Properties                                                               2,200                        37,400
  Prentiss Properties Trust                                                                   1,900                        38,475
  SL Green Realty                                                                             1,200                        24,225
                                                                                                              -------------------
                                                                                                                          175,087
                                                                                                              -------------------

  Retail  4.10%
  Casey's General Stores                                                                      2,200                        28,119
  Claire's Stores                                                                               900                        19,519
* Discount Auto Parts                                                                         1,500                        20,719
  Great Atlantic & Pacific Tea                                                                  700                        17,806
                                                                                                              -------------------
                                                                                                                           86,163
                                                                                                              -------------------

  Telecommunications  4.39%
* Brightpoint                                                                                 4,700                        52,141
* TeleSpectrum Worldwide                                                                      5,500                        40,047
                                                                                                              -------------------
                                                                                                                           92,188
                                                                                                              -------------------

  Textiles, Apparel & Furniture  4.00%
* Furniture Brands International                                                              1,700                        33,150
  Kellwood                                                                                    1,300                        26,975
  Spring Industries  Class A                                                                    600                        24,000
                                                                                                              -------------------
                                                                                                                           84,125
                                                                                                              -------------------

  Transportation & Shipping  4.01%
  Alexander & Baldwin                                                                         1,500                        34,219
  CNF Transportation                                                                          1,000                        33,250
  USFreightways                                                                                 400                        16,725
                                                                                                              -------------------
                                                                                                                           84,194
                                                                                                              -------------------

DELAWARE SMALL CAP CONTRARIAN FUND
STATEMENT OF NET ASSETS (Continued)

                                                                                        Number                      Market
                                                                                       of Shares                     Value
                                                                                 ------------------           -------------------
  Utilities  3.96%
  RGS Energy Group                                                                              900           $ 20,081
  Scana                                                                                       1,500             40,688
  Sierra Pacific Resources                                                                    1,252             22,458
                                                                                                                83,227

Total Common Stock (cost $2,039,831)                                                                         1,978,103


                                                                                     Principal
                                                                                       Amount
                                                                                 ------------------
  Repurchase Agreements  6.38%
  With Chase  Manhattan 5.64% 12/01/99 (dated 11/30/99,
  collateralized by $19,300 U.S. Treasury Notes 5.50%
  due 02/28/03, market value $19,193 and
  $32,200 U.S. Treasury Notes 7.875% due 11/15/04,
  market value $34,569                                                                     $ 52,400                        52,400

  With J. P. Morgan Securities 5.63% 12/01/99 (dated
  11/30/99, collateralized by $22,100 U.S. Treasury Notes
  5.50% due 03/31/03, market value $21,908 and $19,300
  U.S. Treasury Notes 6.25% due 02/15/03, market value
  $19,747)                                                                                   40,800                        40,800

  With PaineWebber 5.63% 12/01/99 (dated 11/30/99,
  collateralized by $41,500 U.S. Treasury Notes 5.50%
  due 01/31/03, market value $41,618)                                                        40,800                        40,800
                                                                                                              -------------------
  Total Repurchase Agreements (cost $134,000)                                                                             134,000
                                                                                                              -------------------



  TOTAL MARKET VALUE OF SECURITIES
  (cost $2,173,831)  100.53%                                                                                          $ 2,112,103
  LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS  (0.53%)                                                                (11,160)
                                                                                                              -------------------
  NET ASSETS APPLICABLE TO 235,296 SHARES
  OUTSTANDING  100.00%                                                                                                $ 2,100,943
                                                                                                              ===================

  NET ASSET VALUE  DELAWARE SMALL CAP CONTRARIAN FUND A CLASS
  ($8.93 / 1 Share)                                                                                                   $      8.93
                                                                                                              ===================
  NET ASSET VALUE  DELAWARE SMALL CAP CONTRARIAN FUND
  INSTITUTIONAL CLASS
  ($2,100,934 / 235,295 shares)                                                                                       $      8.93

                                                                                                              ===================

DELAWARE SMALL CAP CONTRARIAN FUND
STATEMENT OF NET ASSETS (Continued)





  REITs  Real Estate Investment Trusts
* Nonincome producing security for the period ended November 30, 1999.
  Top ten holdings representing 19.59% of net assets are in bold face.





  COMPONENTS OF NET ASSETS AT NOVEMBER 30, 1999:
  Shares of Beneficial Interest (unlimited authorization  no par)                                                     $ 2,000,017
  Undistributed net investment income                                                                                      25,302
  Accumulated net realized gain on investments                                                                            137,352
  Net unrealized depreciation of investments                                                                              (61,728)
                                                                                                              -------------------
  Total net assets                                                                                                    $ 2,100,943
                                                                                                              ===================

  NET ASSET VALUE AND OFFERING PRICE PER SHARE
  DELAWARE SMALL CAP CONTRARIAN FUND
  Net asset value A Class (A)                                                                                              $ 8.93
  Sales charge (5.75% of offering price, or 6.05% of
  amount invested per share) (B)                                                                                             0.54
                                                                                                              -------------------
  Offering price                                                                                                           $ 9.47
                                                                                                              ===================

-----------------------------------------------------------------------------
(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.
(B) See the current prospectus for purchases of $50,000 or more.





                             See accompanying notes

DELAWARE GROUP EQUITY FUNDS V
STATEMENTS OF OPERATIONS


                                                                              Delaware          Delaware         Delaware
                                                                               MidCap         Retirement        Small Cap
                                                                                Value            Income         Contrarian
                                                                                Fund              Fund             Fund
                                                                                ----              ----             ----
                                                                              12/29/98*                          12/29/98*
                                                                                 To            Year Ended           To
                                                                              11/30/99          11/30/99         11/30/99
                                                                              --------          --------         --------

INVESTMENT INCOME:
Interest                                                                       $ 3,765          $ 78,886          $ 6,449
Dividends                                                                       27,145            77,540           33,680
                                                                               -------          --------          -------
                                                                                30,910           156,426           40,129
                                                                               -------          --------          -------

EXPENSES:
Management fees                                                                 13,663            19,528           14,693
Reports and statements to shareholders                                             676             1,085            7,258
Professional fees                                                                3,281               122            3,078
Registration fees                                                                  945               292            3,064
Accounting and administration                                                    1,278             1,189            1,875
Taxes (other than taxes on income)                                               1,750                38            1,638
Dividend disbursing, transfer agent fees and other expenses                        810             1,112            1,520
Custodian fees                                                                     310               699            1,852
Trustee's fees                                                                   1,100             1,374              650
Distribution fees                                                                    -               70                 -
Other                                                                              868             1,000              798
                                                                            ----------          --------         --------
                                                                                24,681            26,509           36,426


Less expenses waived or absorbed                                               (10,808)           (3,835)         (20,651)
Less expenses paid indirectly                                                      (46)             (262)            (948)
                                                                            ----------          --------         --------
Total expenses                                                                  13,827            22,412           14,827





NET INVESTMENT INCOME                                                           17,083           134,014           25,302
                                                                            ----------          --------         --------

NET REALIZED AND UNREALIZED GAIN (LOSS)
     ON INVESTMENTS:


Net realized gain on investments                                                   261            30,708          137,352
Net change in unrealized appreciation/ depreciation
     of investments                                                           (126,251)          (79,700)         (61,728)
                                                                            ----------          --------         --------





NET REALIZED AND UNREALIZED GAIN (LOSS)
     ON INVESTMENTS                                                           (125,990)          (48,992)          75,624
                                                                            ----------          --------         --------


NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS                                                        $ (108,907)         $ 85,022         $100,926
                                                                            ==========          ========         ========

-----------------------------------------------------------------------------
*Date of commencement of operations.





                      See accompanying notes

DELAWARE GROUP EQUITY FUNDS V
STATEMENTS OF CHANGES IN NET ASSETS


                                                                       Delaware                Delaware                Delaware
                                                                        MidCap                Retirement              Small Cap
                                                                         Value                  Income                Contrarian
                                                                         Fund                    Fund                    Fund
                                                                     -----------     ---------------------------     ----------
                                                                       12/29/98*                                       12/29/98*
                                                                          To           Year Ended      Year Ended         To
                                                                       11/30/99         11/30/99        11/30/98       11/30/99
                                                                     -----------     -----------      ----------     ----------
OPERATIONS:
Net investment income                                                   $ 17,083       $ 134,014       $ 175,964       $ 25,302
Net realized gain on investments                                             261          30,708         108,694        137,352
Net change in unrealized appreciation/depreciation of investments       (126,251)        (79,700)       (219,218)       (61,728)
                                                                     -----------     -----------      ----------     ----------
Net increase (decrease) in net assets resulting from operations         (108,907)         85,022          65,440        100,926
                                                                     -----------     -----------      ----------     ----------




DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
    A Class                                                                    -          (1,392)           (263)             -
    Institutional Class                                                        -        (173,404)       (134,766)             -
Net realized gain on investments:
    A Class                                                                    -            (864)           (553)             -
    Institutional Class                                                        -        (107,679)       (283,718)             -
                                                                     -----------     -----------      ----------     ----------
                                                                               -        (283,339)       (419,300)             -
                                                                     -----------     -----------      ----------     ----------



CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
    A Class                                                                  508               -          21,843            409
    Institutional Class                                                2,000,009               -          13,498      2,000,008




Net asset value of shares issued upon
    reinvestment of distributions from net
    investment income and net realized gain
    on investments:
    A Class                                                                    -           2,256             816              -
    Institutional Class                                                        -         281,083         418,484              -
                                                                     -----------     -----------      ----------     ----------
                                                                       2,000,517         283,339         454,641      2,000,417
                                                                     -----------     -----------      ----------     ----------


Cost of shares repurchased:
    A Class                                                                 (512)         (1,266)         (7,629)          (400)
    Institutional Class                                                        -            (14)         (2,000)              -
                                                                     -----------     -----------      ----------     ----------
                                                                            (512)         (1,280)         (9,629)          (400)
                                                                     -----------     -----------      ----------     ----------
Increase in net assets derived from capital share transactions         2,000,005         282,059         445,012      2,000,017
                                                                     -----------     -----------      ----------     ----------



NET INCREASE IN NET ASSETS                                             1,891,098          83,742          91,152      2,100,943



NET ASSETS:
Beginning of period                                                            -       2,862,895       2,771,743              -
                                                                     -----------     -----------      ----------     ----------
End of period                                                        $ 1,891,098     $ 2,946,637      $2,862,895     $2,100,943
                                                                     ===========     ===========      ==========     ==========


-------------------------------------------------------------------
*Date of commencement of operations.


                             See accompanying notes

DELAWARE GROUP EQUITY FUNDS V
DELAWARE MIDCAP VALUE FUND
FINANCIAL HIGHLIGHTS
Selected data for each share of the Fund outstanding throughout the period was as follows:


                                                                 Delaware
                                                             MidCap Value Fund
                                                            Institutional Class
                                                            -------------------


                                                                    12/29/98(1)
                                                                       To
                                                                    11/30/99
                                                                    --------





Net asset value, beginning of period                                 $ 8.500


Income (loss) from investment operations:
     Net investment income(2)                                            0.073
     Net realized and unrealized gain (loss) on investments           (0.533)
                                                                     -------
     Total from investment operations                                 (0.460)
                                                                     -------

Less dividends and distributions:
     Dividends from net investment income                                 -
     Distributions from net realized gain on investments                  -
                                                                     -------
     Total dividends and distributions                                    -
                                                                     -------
Net asset value, end of period                                       $ 8.040
                                                                     =======



Total return(3)                                                          (5.41%)
Ratios and supplemental data:
     Net assets, end of period (000 omitted)                         $ 1,891
     Ratio of expenses to average net assets                            0.75%
     Ratio of expenses to average net assets prior to expense
     limitation and expenses paid indirectly                            1.33%
     Ratio of net investment income to average net assets               0.92%
     Ratio of net investment income to average net assets
     prior to expense limitation and expenses paid indirectly           0.34%
     Portfolio turnover                                                   37%

--------------
(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(2)  Per share information was based on the average shares outstanding method.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.


Shares of the Delaware MidCap Value Fund A Class were initially offered on December 29, 1998. On May 3, 1999, the A Class sold shares which were subsequently repurchased, leaving a balance of 1 share, which is the initial seed purchase, as of November 30, 1999. This shareholder data is not being disclosed because the data is not believed to be meaningful.





                             See accompanying notes

DELAWARE GROUP EQUITY FUNDS V
DELAWARE RETIREMENT INCOME FUND
FINANCIAL HIGHLIGHTS
Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                                              Delaware
                                                                                       Retirement Income Fund
                                                                                               A Class
                                                                           -------------------------------------------------
                                                                                                                 12/02/96(1)
                                                                           Year Ended         Year Ended             To
                                                                            11/30/99           11/30/98            11/30/97
                                                                           ----------         ----------          ----------

Net asset value, beginning of period                                         $ 10.160           $ 11.700            $ 8.500

Income (loss) from investment operations:
     Net investment income2                                                     0.431              0.632              0.558
     Net realized and unrealized gain (loss) on investments                    (0.156)            (0.402)             2.685
                                                                             --------           --------            -------
     Total from investment operations                                           0.275              0.230              3.243
                                                                             --------           --------            -------

Less dividends and distributions:
     Dividends from net investment income                                      (0.620)            (0.570)            (0.043)
     Distributions from net realized gain on investments                       (0.385)            (1.200)
                                                                             --------           --------            -------
     Total dividends and distributions                                         (1.005)            (1.770)            (0.043)
                                                                             --------           --------            -------
Net asset value, end of period                                                $ 9.430           $ 10.160           $ 11.700
                                                                             ========           ========           ========


Total return3                                                                    3.14%              2.22%             38.31%

Ratios and supplemental data:
     Net assets, end of period (000 omitted)                                     $ 22               $ 23                $ 9
     Ratio of expenses to average net assets                                     0.75%              0.75%              0.75%
     Ratio of expenses to average net assets prior to expense
     limitation and expenses paid indirectly                                     1.17%              1.62%              2.18%
     Ratio of net investment income to average net assets                        4.46%              6.01%              5.48%
     Ratio of net investment income to average net assets
     prior to expense limitation and expenses paid indirectly                    4.03%              5.14%              4.05%
     Portfolio turnover                                                            42%                91%               196%

--------------
1 Date of commencement of operations; ratios have been annualized and total return has not been annualized.
2    Per share information was based on the average shares outstanding method.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.



                      See accompanying notes

DELAWARE GROUP EQUITY FUNDS V
DELAWARE RETIREMENT INCOME FUND
FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:





                                                                                               Delaware
                                                                                        Retirement Income Fund
                                                                                          Institutional Class
                                                                             ----------------------------------------------
                                                                                                                 12/02/96(1)
                                                                            Year Ended         Year Ended             To
                                                                             11/30/99           11/30/98           11/30/97
                                                                             --------           --------            -------

Net asset value, beginning of period                                         $ 10.150           $ 11.690            $ 8.500

Income (loss) from investment operations:
     Net investment income(2)                                                   0.431              0.632              0.558
     Net realized and unrealized gain (loss) on investments                    (0.156)            (0.402)             2.675
                                                                             --------           --------            -------
     Total from investment operations                                           0.275              0.230              3.233
                                                                             --------           --------            -------


Less dividends and distributions:
     Dividends from net investment income                                      (0.620)            (0.570)            (0.043)
     Distributions from net realized gain on investments                       (0.385)            (1.200)              none
                                                                             --------           --------            -------
     Total dividends and distributions                                         (1.005)            (1.770)            (0.043)
                                                                             --------           --------            -------
Net asset value, end of period                                               $  9.420           $ 10.150           $ 11.690
                                                                             ========           ========           ========

Total return(3)                                                                  3.15%              2.22%             38.19%


Ratios and supplemental data:
     Net assets, end of period (000 omitted)                                  $ 2,924            $ 2,840            $ 2,763
     Ratio of expenses to average net assets                                     0.75%              0.75%              0.75%
     Ratio of expenses to average net assets prior to expense
     limitation and expenses paid indirectly                                     0.87%              1.32%              1.88%
     Ratio of net investment income to average net assets                        4.46%              6.01%              5.48%
     Ratio of net investment income to average net assets
     prior to expense limitation and expenses paid indirectly                    4.33%              5.44%              4.35%
    Portfolio turnover                                                             42%                91%               196%


----------
(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(2)  Per share information was based on the average shares outstanding method.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.





                      See accompanying notes

DELAWARE GROUP EQUITY FUNDS V
DELAWARE SMALL CAP CONTRARIAN FUND
FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout the period was as follows:




                                                            Small Cap Contrarian
                                                             Institutional Class
                                                                  12/29/981
                                                                     To
                                                                  11/30/99



Net asset value, beginning of period                                 $ 8.500

Income from investment operations:
     Net investment income2                                            0.104
     Net realized and unrealized gain on investments                   0.326
     Total from investment operations                                  0.430


Less dividends and distributions:
     Dividends from net investment income
     Distributions from net realized gain on investments
     Total dividends and distributions





Net asset value, end of period                                       $ 8.930
Total return3                                                           5.06%


Ratios and supplemental data:
     Net assets, end of period (000 omitted)                         $ 2,101
     Ratio of expenses to average net assets                            0.80%
     Ratio of expenses to average net assets prior to expense
     limitation and expenses paid indirectly                            1.84%
     Ratio of net investment income to average net assets               1.27%
     Ratio of net investment income to average net assets
     prior to expense limitation and expenses paid indirectly           0.18%
     Portfolio turnover                                                   63%

------------------
(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(2)  Per share information was based on the average shares outstanding method.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.


Shares of the Delaware Small Cap Contrarian Fund A Class were initially offered on December 29, 1998. On March 16, 1999, the A Class sold shares which were subsequently repurchased, leaving a balance of 1 share, which is the initial seed purchase, as of November 30, 1999. This shareholder data is not being disclosed because the data is not believed to be meaningful.





                             See accompanying notes

DELAWARE GROUP EQUITY FUNDS V
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 1999


Delaware Group Equity Funds V (the "Company") is registered as a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Company is organized as a Delaware Business Trust and offers four series: the Delaware Mid-Cap Value Fund, the Delaware Retirement Income Fund, the Delaware Small Cap Contrarian Fund, and the Delaware Small Cap Value Fund. These financial statements and related notes pertain to the Delaware Mid-Cap Value Fund, the Delaware Retirement Income Fund, and the Delaware Small Cap Contrarian Fund (each referred to as a "Fund" or collectively as the "Funds"). The Funds offer four classes of shares. The A Class carries a front-end sales charge of 5.75%. The B Class carries a back-end deferred sales charge. The C Class carries a level-load deferred sales charge and the Institutional Class has no sales charge. As of November 30, 1999, only the A and Institutional Classes have commenced operations.

The Delaware Mid-Cap Value Fund's objective is to provide long-term capital appreciation. The Delaware Retirement Income Fund's objective is to seek to provide investors with high current income and an investment that has the potential for capital appreciation. The Delaware Small Cap Contrarian Fund's objective is to provide long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation- Securities listed on an exchange are valued at the last quoted sales price as of the close of the NYSE on the valuation date. Securities not traded or securities not listed on an exchange are valued at the mean of the last quoted bid and asked prices. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Funds' Board of Trustees.


Federal Income Taxes- Each Fund intends to qualify or continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

Class Accounting- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements- Each Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by each Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Each Fund declares and pays dividends from net investment income and capital gains, if any, annually.

Certain expenses of the Funds are paid through "soft dollar" arrangements with brokers. These transactions are done subject to best price and execution. In addition, the Funds receive earnings credits from their custodian when positive cash balances are maintained, 0which are used to offset custody fees. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "Expenses paid indirectly". The amount of these expenses for the year ended November 30, 1999 are as follows:

                                                   "Soft Dollar"     Earnings
                                                     Expenses         Credits
                                                     --------         -------

          Delaware Mid-Cap Value Fund                   $46            $  -
          Delaware Retirement Income Fund                69             193
          Delaware Small Cap Contrarian Fund             46             902

2. Investment Management and Other Transactions with Affiliates

In accordance with the terms of the Investment Management Agreement, the Funds pay Delaware Management Company ("DMC"), the Investment Manager of the Funds, an annual fee which is calculated on the daily net assets of each Fund as follows:

       Delaware Mid-Cap Value Fund
       ---------------------------
On the first $500 million ........................... 0.75%
On the next $500 million ............................ 0.70%
On the next $1,500 million .......................... 0.65%
Over $2,500 million ................................. 0.60%

       Delaware Retirement Income Fund
       -------------------------------
On the first  $500 million .......................... 0.65%
On the next $500 million ............................ 0.60%
On the next $1,500 million .......................... 0.55%
Over $2,500 million ................................. 0.50%

      Delaware Small Cap Contrarian Fund
      ----------------------------------
On the first $500 million ........................... 0.75%
On the next $500 million ............................ 0.70%
On the next $1,500 million .......................... 0.65%
Over $2,500 million ................................. 0.60%

DMC has elected to waive that portion, if any, of the management fee and reimburse each Fund to the extent that annual operating expenses, exclusive of taxes, interest, distribution expenses, brokerage commissions and extraordinary expenses, exceed 0.75% of the Funds' average daily net assets through May 31, 2000.

The Funds have engaged Delaware Service Company, Inc. ("DSC"), an affiliate of DMC, to provide dividend disbursing, transfer agent and accounting and administration services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums.

At November 30, 1999, the Funds had liabilities for such fees and other expenses payable to DMC and affiliates as follows:

                                               Dividend
                                               Disbursing,
                                               Transfer
                                               Agent,              Other
                          Investment         Accounting Fees       Expenses
                          Management           And Other           Payable
                          Fees Payable         Expenses            to DMC
                            to DMC           Payable to DSC      and Affiliates
                            ------           --------------      --------------

Delaware Mid-Cap
Value Fund                   $3,103             $1,539                $1,551
Delaware Retirement
Income Fund                   1,418                  -                     -
Delaware Small Cap
Contrarian Fund                   -              3,513                 5,953

Pursuant to the Distribution Agreement, the Funds pay Delaware Distributors, L.P. ("DDLP"), the Distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily assets of the A Class and 1.00% of the average daily net assets of the B and C Classes. DDLP has elected voluntarily to waive such fees.

Certain officers of DMC, DSC and DDLP are officers, trustees and/or employees of the Funds. These officers, trustees and employees are paid no compensation by the Funds.

3. Investments

During the year ended November 30, 1999, the Funds made purchases and sales of investment securities other than U.S. government securities and temporary cash investments for each Funds as follows:

                                Purchases                     Sales
                                ---------                     -----
Delaware Mid-Cap
Value Fund                      $2,679,136                   $705,112
Delaware Retirement
Income Fund                      1,180,627                  1,353,547
Delaware Small Cap               3,070,613                  1,167,684
Contrarian Fund

At November 30, 1999, the aggregate cost of securities and unrealized appreciation (depreciation) for federal income tax purposes for each Fund were as follows:

                                                                                        Net
                                    Aggregate        Aggregate         Aggregate        Unrealized
                                    Cost of          Unrealized        Unrealized       Appreciation
                                    Investments      Appreciation      Depreciation     (Depreciation)
                                    -----------      ------------      ------------     --------------
Delaware Mid-Cap
Value Fund                          $2,036,025        $118,497         ($244,748)          ($126,251)
Delaware Retirement
Income Fund                          2,836,964         312,276          (263,753)             48,523
Delaware Small Cap
Contrarian Fund                      2,173,831         145,896          (207,624)            (61,728)

4. Capital Shares
Transactions in capital shares were as follows:

                                           Delaware          Delaware                           Delaware
                                           Mid-Cap           Retirement                         Small Cap
                                           Value             Income                             Contrarian
                                           Fund              Fund                               Fund
                                           ---------         -------------------------          ----------
                                           12/29/98*         Year              Year              12/29/98*
                                             To              Ended             Ended                 To
                                           11/30/99          11/30/99          11/30/98          11/30/99
                                           --------          --------          --------          --------
Shares sold:
  A Class                                      57               --                2,120                 57
  Institutional Class                     235,295               --                1,251            235,295

Shares issued upon reinvestment
  of distributions from net
  net investment income and
  net realized gain on
  investments:
  A Class                                    --                  246                 83               --
Institutional Class
                                             --               30,854             42,186               --
                                          235,352             31,100             45,640            235,352

Shares repurchased:
  A Class                                     (56)              (137)              (700)               (56)
  Institutional Class                        --                   (1)              (185)              --
                                              (56)              (138)              (885)               (56)

Net increase                              235,296             30,962             44,755            235,296


*Date of commencement of operations.

5. Lines of Credit Each of the Funds have a committed line of credit of $100,000. No amounts were outstanding at November 30, 1999, or at any time during the fiscal year.

6. Market and Credit Risk

Each Fund may invest up to 15% of its total net assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect the Fund's ability to dispose of such securities in a timely manner and at a fair price when it is necessary to liquidate such securities.

The Delaware Retirement Income Fund may invest up to 10% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect the Fund's ability to dispose of such securities in a timely manner and at a fair price when it is necessary to liquidate such securities.

7. Tax Information (Unaudited)

The information set forth is for each Fund's fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in early 2000. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended November 30, 1999, the Funds designate as long-term capital gains, ordinary income and tax-exempt income distributions paid during the year as follows:

                               (A)
                            Long-Term               (B)                  (C)
                           Capital Gain           Ordinary              Total                   (D)
                           Distributions           Income             Distributions         Qualifying(1)
                             Tax Basis          Distributions          Tax Basis             Dividends
                             ---------          -------------          ---------             ---------

Delaware Retirement
Income Fund                    38%                   62%                 100%                   43%


Items (A) and (B) are based on a percentage of each of the Fund's total distributions. Item (D) is based on a percentage of ordinary income of each of the Funds (1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

                         Report of Independent Auditors

To the Shareholders and Board of Trustees
Delaware Group Equity Funds V

We have audited the accompanying statements of net assets of Delaware Group Equity Funds V (Delaware Mid-Cap Value Fund, Delaware Retirement Income Fund and Delaware Small Cap Contrarian Fund) (the "Funds") as of November 30, 1999, and the related statements of operations, statements of changes in net assets and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the above listed funds of Delaware Group Equity Funds V at November 30, 1999, and the results of their operations, the changes in their net assets and their financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                              /s/ Ernst & Young LLP
                                              ---------------------


Philadelphia, Pennsylvania
January 7, 2000